Mosaic Income Trust

Mosaic Government Fund
Mosaic Intermediate Income Fund

Annual Report

December 31, 2001

Letter to Shareholders

This past year we lived through national calamities and an economic recession. We experienced times of great sadness and distress, yet we enter 2002 with great hopes and optimism for better times.

It is our goal, as the manager of your assets, to provide you with solid investment returns through all kinds of environments. We approach our investment decisions from a firm foundation and healthy mix of optimism and pessimism. Over the three decades of our firm’s operation, our intent has been to match what we believe is the goal of most investors: the best possible returns without taking on undue risk.

Over the past two years we’ve seen a major reversal in the long-running bull market in stocks, with many aggressive investors finding a new awareness of the meaning of risk. Investors who took a more cautious approach to stock investing, and who balanced their investments in the bond market, have witnessed quite different results.

In fact, we’ve had two of the best back-to-back years in bond returns since the Great Depression. This has been evident to investors in Income Trust. For the year 2000, Intermediate Income returned 9.49%, followed by an 8.81% total return for 2001. Government Fund had a 10.19% total return in 2000 and a 7.62% return for 2001.

Although the last two banner years for bonds may not be matched in upcoming years, we do believe that most investors will always be well served with quality fixed-income allocations. We thank you for your confidence in our investment approach and I personally encourage you to call anytime you have questions about your Mosaic investments.

Sincerely,

(signature)

Katherine Frank
President

Management’s Discussion of Fund Performance

Market in Review

The year 2001will be forever etched into our collective memories. Where we were, who we lost, and how we somehow managed to move forward after the tragic September events, will shape our country for years to come. While the economic and emotional impact of these events is still present as we look towards 2002, progress has been made and we remain optimistic about the year ahead. Only a year ago we referred to the “perfect storm” of high short-term rates, rising energy prices, and eroding equity values threatening to slow U.S. economic growth. As we stand today, these factors have largely been reversed and could help stimulate growth in 2002.

The Federal Reserve Board has continued to ease monetary policy, and short-term interest rates are at multi-decade lows. The Fed has lowered the Fed Funds Rate 11 times from 6.50% on 1/1/01 to 1.75% at year-end, bringing the cumulative easing to 4.75% this year. The outlook for U.S. inflation is increasingly positive. Commodity prices, while showing signs of bottoming after recent rapid price erosion, will not rise sustainably until global demand rebounds. Labor costs are showing signs of finally slowing as the unemployment rate rises and layoffs grow. Declining inflation moderates the potential for sharp increases in both short and long-term interest rates next year. Layoffs and the unemployment rate lag the economic cycle and the worst may not yet be over.

Corporate credit quality is set to improve. Corporations have significantly improved their cost structure and could see a quick profit turnaround once the economy gets going. Capital expenditure budgets have been pared and share buyback programs reduced or eliminated to conserve precious cash. And 2001’s heavy issuance of corporate debt took advantage of low interest rates to reduce dependence on short term funding, leaving balance sheets more flexible and less prone to liquidity stress.

Right on cue with the typical 12-month lag from the beginning of Fed easing, there are early signs that the economy is on the mend. The combination of massive Fed easing, stimulative fiscal policy, and lower energy prices, sets the stage for recovery as the year 2002 progresses. These three factors provide a major tailwind for the U.S. economy in the upcoming year. Despite Congress’ inability to pass an economic stimulus bill in December, already enacted tax cuts and increases in government spending will provide a meaningful economic boost. And while the Christmas selling season appears to have been a dismal one for retailers, surveys of consumer attitudes going forward indicate that spending could make a comeback in 2002.

Fund Overview

Mosaic Government Fund

Mosaic Government Fund returned 7.62% for the year ended December 31, 2001. This return was in line with the Fund’s peers, as the Lipper Intermediate Government Fund Index advanced 7.57%. The period was a strong one for bonds in general, as the Federal Reserve Board pushed interest rates lower. Bond values pulled back in the fourth quarter, as investors began to see signs of an impending economic recovery and the prospect for higher rates. But for the year, every category of taxable bond funds, as tracked by Lipper, except high yield funds, showed positive returns for the year. The period was particularly strong for high-quality bonds as the security of government and agency bonds were of special interest to investors as the economic slowdown produced continued uncertainties. The preference for quality was only magnified by the events of September 11, as American investors reassessed a world that suddenly seemed considerably more uncertain and risky.

Mosaic Government was heavily weighted towards government agency notes, whose added yields over Treasuries (spreads) continued to appeal to management. The Fund’s largest positions at year-end were intermediate duration bonds issued by Freddie Mac and Fannie Mae.

Mosaic Intermediate Income Fund

Mosaic Intermediate Income Fund returned 8.81% for the year ended December 31, 2001. Over the same period, the Lipper General Bond Fund Index was up 4.49%. The bulk of the fund was invested in high-quality, intermediate corporate bonds throughout the period, with much of the remainder in government agency securities. This past year was one in which quality bonds demanded a premium, and was one of the primary drivers of our solid performance. Our holdings of high-yield lower-quality bonds were kept well below the fund’s maximum exposure of 35%. Even those bonds held were at the high-quality end of the high-yield spectrum. Our light position in low-rated bonds was a major plus for performance for the year as well, as indicated by the -1.04% annual return for the Lipper High Yield Fund Index.

Looking forward, we believe that a recovering economy will be a positive for corporate bonds, which should outperform Treasuries in an improving economic environment. Corporate bonds continue to have a yield advantage as well, which we expect will help overall returns and mitigate the effect of rising rates on our holdings. A rebounding economy will also buoy the prospects of lower-rated bonds, which we foresee playing a larger role in the Fund’s portfolio over the next year.

Independent Auditors’ Report

To the Board of Trustees and Shareholders of Mosaic Income Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Mosaic Government Fund and Mosaic Intermediate Income Fund (collectively, the “Funds”), two series of Mosaic Income Trust, as of December 31, 2001, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from April 1, 1997 through December 31, 1997. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP

(signature)

Chicago, Illinois
February 8, 2002

Government Fund • Portfolio of Investments

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 91.3% of net assets
		US TREASURY NOTES: 13.2%
Aaa	AAA	US Treasury Notes, 5.875%, 11/15/05	500,000	$531,325
Aaa	AAA	US Treasury Notes, 6.5%, 10/15/06	150,000	163,411
		U.S. GOVERNMENT AGENCY NOTES: 71.1%
Aaa	AAA	Federal Home Loan Mortgage Corp, 6.25%, 7/15/04	410,000	435,625
Aaa	AAA	Federal Home Loan Mortgage Corp, 6.875%, 1/15/05	230,000	248,924
Aaa	AAA	Federal Home Loan Mortgage Corp, 5.75%, 4/15/08	250,000	257,837
Aaa	AAA	Federal Home Loan Mortgage Corp, 7.625%, 9/15/09	200,000	207,434
Aaa	AAA	Federal National Mortgage Association, 6.50%, 8/15/04	250,000	267,620
Aaa	AAA	Federal National Mortgage Association, 7.125%, 2/15/05	550,000	600,990
Aaa	AAA	Federal National Mortgage Association, 5.75%, 6/15/05	350,000	367,059
Aaa	AAA	Federal National Mortgage Association, 7.125%, 3/15/07	275,000	303,146
Aaa	AAA	Federal National Mortgage Association, 6.48%, 12/15/07	300,000	309,579
Aaa	AAA	Federal National Mortgage Association, 6.375%, 6/15/09	350,000	369,544
Aaa	AAA	Federal National Mortgage Association, 7.25%, 1/15/10	350,000	386,743
		MORTGAGE BACKED SECURITIES: 7.0%
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/1/09	165,240	170,507
Aaa	AAA	Government National Mortgage Association II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27	193,241	197,770
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $4,608,851)		$4,817,514
		REPURCHASE AGREEMENT: 7.3% of net assets
		Morgan Stanley Dean Witter and Company issued 12/31/01 at 1.4%, due 1/2/02, collateralized by $395,792 in United States Treasury Notes due 4/30/02. Proceeds at maturity are $388,030 (cost $388,000)		388,000
		TOTAL INVESTMENTS: 98.6% of net assets (cost $4,996,851)		$5,205,514
		CASH AND RECEIVABLES LESS LIABILITIES: 1.4% of net assets		76,716
		NET ASSETS: 100%		$5,282,230

Intermediate Income Fund • Portfolio of Investments

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		CORPORATE DEBT SECURITIES: 69.7% of net assets
		CABLE TELEVISION: 1.7%
Ba2	BB-	CSC Holdings, Inc., Senior Subordinated Debentures, 9.875%, 2/15/13	100,000	$106,750
		CAPITAL GOODS: 2.8%
Ba2	BB+	American Standard, Inc., Senior Notes, 7.375%, 2/1/08	175,000	177,625
		COMMUNICATIONS: 4.9%
A3	BBB+	Motorola Inc., 6.75% 2/1/06	100,000	100,125
		Worldcom Inc., 7.75%, 4/1/07	200,000	211,152
		ENERGY: 8.0%
Ba1	BB+	Calpine Corp., Senior Notes, 8.5%, 2/15/11	200,000	182,250
Baa2	BBB	Occidental Petroleum, Senior Notes, 7.375%, 11/15/08	200,000	210,750
Baa2	BBB	Oryx Energy, 8.125%, 10/15/05	100,000	108,750
		FINANCE: 24.3%
A3	BBB+	Daimler Chrysler, 7.4%, 1/20/05	150,000	156,750
Baa1	A-	Equifax, 6.3%, 7/1/05	200,000	205,500
A2	BBB+	Ford Motor Credit Co., 5.8%, 1/12/09	200,000	182,250
A2	BBB+	GMAC, 5.75%, 11/10/03	200,000	203,750
A1	A+	Goldman Sachs Co., 7.35%, 10/1/09	140,000	147,700
A2	A	Household Finance Corp., 7.875%, 3/1/07	200,000	215,250
A1	AA-	International Lease Finance Corp., 8.%, 10/15/06	200,000	199,750
A3	AA-	Morgan Stanley Dean Witter Discover & Co., 6.875%, 3/1/07	200,000	209,750
		FOREST & PAPER PRODUCTS: 2.4%
Baa2	BBB	International Paper Co., 8.00%, 7/8/03	140,000	147,525
		HEALTHCARE: 4.8%
A2	A	Cardinal Health Inc., 6.25%, 7/1/08	200,000	204,750
Ba1	BBB-	Watson Pharmaceuticals, Senior Notes, 7.125%, 5/15/08	100,000	96,250
		RETAIL: 7.3%
Baa2	BBB+	GAP Inc., 6.9%, 9/15/07	200,000	162,750
Ba2	BBB-	JC Penney, 7.25%, 4/1/02	100,000	100,375
A3	A-	Kohls Corp., 6.7%, 2/1/06	185,000	196,331
		TECHNOLOGY: 8.6%
A2	A	Computer Sciences Corp., 7.5%, 8/8/05	175,000	187,687
A2	AA-	Hewlett-Packard Co., 7.15%, 6/1/05	150,000	158,063
Baa1	BBB	Lexmark International, 6.75%, 5/15/08	200,000	194,500
		UTILITIES: 4.9%
Ba3	BB	CMS Energy Corp., 8.125%, 5/15/02	150,000	151,125
Baa3	BBB-	Toledo Edison Co., 8.7%, 9/1/02	150,000	154,313
		TOTAL CORPORATE DEBT SECURITIES (cost $4,303,453)		$4,371,771
		COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5% of net assets
Aaa	AAA	Ryland Acceptance Corp., Class Four, Series 76, 9%, 8/1/18	28,871	29,997
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $29,197)		$ 29,997
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 23.6% of net assets
Aaa	AAA	Federal Home Loan Bank, 7.00%, 6/6/06	500,000	510,625
Aaa	AAA	Federal Home Loan Mortgage Corp, 6.25%, 7/15/04	450,000	478,125
Aaa	AAA	Federal National Mortgage Association, 7.125%, 2/15/05	250,000	273,177
Aaa	AAA	Federal National Mortgage Association, 6.625%, 10/15/07	200,000	215,750
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $1,454,037)		$1,477,677
		REPURCHASE AGREEMENT: 4.2% of net assets
		Morgan Stanley Dean Witter and Company issued 12/31/01 at 1.4%, due 1/2/02, collateralized by $268,281 in United States Treasury Notes due 4/30/02. Proceeds at maturity are $263,020 (cost $263,000)		263,000
		TOTAL INVESTMENTS: 98.0% of net assets (cost $6,049,687)		$6,142,445
		CASH AND RECEIVABLES LESS LIABILITIES: 2.0% of net assets		125,026
		NET ASSETS: 100%		$6,267,471
		REPURCHASE AGREEMENT: 4.2% of net assets
		Morgan Stanley Dean Witter and Company issued 12/31/01 at 1.4%, due 1/2/02, collateralized by $268,281 in United States Treasury Notes due 4/30/02. Proceeds at maturity are $263,020 (cost $263,000)		263,000
		TOTAL INVESTMENTS: 98.0% of net assets (cost $6,049,687)		$6,142,445
		CASH AND RECEIVABLES LESS LIABILITIES: 2.0% of net assets		125,026
		NET ASSETS: 100%		$6,267,471

Notes to the Portfolio of Investments:

* - Unaudited
Moody’s - Moody’s Investors Services, Inc.
S&P - Standard & Poor’s Corporation

Statements of Assets and Liabilities

	GOVERNMENT FUND	INTERMEDIATE INCOME FUND
ASSETS
Investments, at value (Note 1 and 2)
Investment securities*	$4,817,514	$5,879,445
Repurchase agreements	388,000	263,000
Total investments	5,205,514	6,142,445
Cash	391	318
Receivables
Interest	76,713	122,253
Capital shares sold	2,000	2,530
Total assets	$5,284,618	$6,267,546
LIABILITIES
Payable for capital shares redeemed	2,388	75
Total liabilities	$2,388	$75
NET ASSETS (Note 7)	$5,282,230	$6,267,471
CAPITAL SHARES OUTSTANDING	515,618	939,634
NET ASSETS VALUE PER SHARE	$10.24	$ 6.67
*INVESTMENT SECURITIES, AT COST	$4,608,851	$5,786,687

Statements of Operations

For the year ended December 31, 2001

	GOVERNMENT FUND	INTERMEDIATE INCOME FUND
INVESTMENT INCOME (Note 1)
Interest income	$ 302,016	$ 361,374
EXPENSES (Notes 3 and 5)
Investment Advisory Fees	32,478	33,798
Other expenses	27,021	24,334
Total Expenses	59,499	58,132
NET INVESTMENT INCOME	$ 242,517	$ 303,242
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	57,366	(12,901)
Change in net unrealized appreciation (depreciation) of investments	83,970	127,031
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	$ 141,336	$ 114,130
TOTAL INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 383,853	$ 417,372

Statements of Changes in Net Assets

For the years indicated

	GOVERNMENT FUND		INTERMEDIATE INCOME FUND
	Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$242,517	$273,199	$303,242	$292,433
Net realized gain (loss) on investments	57,366	(5,458)	(12,901)	(89,747)
Change in net unrealized appreciation (depreciation) on investments	83,970	229,837	127,031	192,539
Total increase in net assets resulting from operations	383,853	497,578	417,372	395,225
DISTRIBUTION TO SHAREHOLDERS
From net investment income	(242,517)	(273,199)	(303,242)	(292,433)
CAPITAL SHARE TRANSACTIONS (Note 8)	(8,597)	(280,442)	1,867,314	(1,011,330)
TOTAL INCREASE (DECREASE) IN NET ASSETS	132,739	(56,063)	1,981,444	(908,538)
NET ASSETS
Beginning of year	$5,149,491	$5,205,554	$4,286,027	$5,194,565
End of year	$5,282,230	$5,149,491	$6,267,471	$4,286,027

Financial Highlights

(Selected data for a share outstanding throughout each period indicated)

GOVERNMENT FUND

	Year Ended December 31,				Nine Months Ended Dec. 31,
	2001	2000	1999	1998	1997
Net asset value beginning of period	$9.97	$9.54	$10.22	$9.89	$9.43
Investment operations:
Net investment income	0.48	0.51	0.48	0.49	0.38
Net realized and unrealized gain (loss) on investments	0.27	0.43	(0.68)	0.33	0.46
Total from investment operations	0.75	0.94	(0.20)	0.82	0.84
Less distributions from net investment income	(0.48)	(0.51)	(0.48)	(0.49)	(0.38)
Net asset value, end of period	$10.24	$9.97	$9.54	$10.22	$9.89
Total return (%)	7.62	10.19	(1.99)	8.52	9.07
Ratios and supplemental data
Net assets, end of period (thousands)	$5,282	$5,149	$5,206%	$5,763%	$5,499
Ratio of expenses to average net assets (%)	1.15	1.15	1.14	1.15	1.16[1]
Ratio of net investment income to average net assets (%)	4.67	5.31	4.86	4.93	5.26[1]
Portfolio turnover (%)	.34	.33	.12	.46	.37

The Fund commenced operations on July 21, 1983.
1 Annualized.

INTERMEDIATE INCOME FUND

	Year Ended December 31,				Nine Months Ended Dec. 31,
	2001	2000	1999	1998	1997
Net asset value beginning of period	$6.48	$6.31	$6.92	$7.21	$7.01
Investment operations:
Net investment income	0.37	0.40	0.46	0.58	0.43
Net realized and unrealized gain (loss) on investments	0.19	0.17	(0.61)	(0.29)	0.20
Total from investment operations	0.56	0.57	(0.15)	0.29	0.63
Less distributions from net investment income	(0.37)	(0.40)	(0.46)	(0.58)	(0.43)
Net asset value, end of period	$6.67	$6.48	$6.31	$6.92	$7.21
Total return (%)	8.81	9.49	(2.20)	4.07	9.12
Ratios and supplemental data
Net assets, end of period (thousands)	$6,267	$4,286	$5,195%	$6,154%	$6,516
Ratio of expenses to average net assets (%)	1.07	1.08	1.11	1.16	1.20[1]
Ratio of net investment income to average net assets (%)	5.61	6.43	6.97	8.11	7.90[1]
Portfolio turnover (%)	.28	.18	.63	.43	.38

The Fund commenced operations on July 21, 1983.
1 Annualized.

Notes to Financial Statements

For the year ended December 31, 2001

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. This report contains information about two separate funds whose principal objectives are to obtain high current income (the “Funds”). The Government Fund invests in securities of the U. S. Government and its agencies. The Intermediate Income Fund invests in investment grade corporate, government and government agency fixed income securities. The Intermediate Income Fund may also invest a portion of its assets in securities rated as low as “B” by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. A third Mosaic Income Trust portfolio, available to certain institutional investors (as defined in the fund’s prospectus) presents its financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security. Other income is accrued as earned.

Distribution of Income and Gains: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend and disributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at calendar year end. Additional distributions may be made if necessary.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Trust to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes. As of December 31, 2001, the Government and Intermediate Income Funds had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date	Government Fund	Intermediate Income Fund
December 31, 2002	--	$928,917
December 31, 2003	$211,223	94,831
December 31, 2004	44,628	--
December 31, 2005	64,210	293
December 31, 2006	--	239,050
December 31, 2007	8,554	486,268
December 31, 2008	5,458	89,747
December 31, 2009	--	12,901

A portion of the Intermediate Income Fund’s capital loss carryovers were acquired through its merger with Mosaic Bond Fund on July 1, 1999, and are subject to certain limitations.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

AICPA Audit and Accounting Guide: In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the “Guide”), was issued and is effective for fiscal years beginning after December 15, 2000. These accounting changes are expected to have no impact on the Funds.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., (“the Advisor”), earns an advisory fee equal to 0.625% per annum of the average net assets of each of the Funds; the fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001 were as follows:

	Purchases	Sales
Government Fund:
U.S. Gov’t Securities	$1,644,798	$1,936,979
Other	--	--
Intermediate Income Fund:
U.S. Gov’t Securities	$1,211,844	$767,478
Other	1,893,236	642,315

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. This percentage is 0.52% for the Government Fund and 0.45% for the Intermediate Income Fund. These fees are accrued daily and paid monthly.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of December 31, 2001:

	Government Fund	Intermediate Income Fund
Aggregate Cost	$4,996,851	$6,049,687
Gross unrealized appreciation	210,823	150,149
Gross unrealized depreciation	(2,160)	(57,391)
Net unrealized appreciation	$ 208,663	$ 92,758

7. Net Assets. At December 31, 2001, net assets include the following:

	Government Fund	Intermediate Income Fund
Net paid in capital on shares of beneficial interest	$5,407,640	$8,026,720
Accumulated net realized losses	(334,073)	(1,852,007)
Net unrealized appreciation on investments	208,663	92,758
Total net assets	$5,282,230	$6,267,471

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

	Year Ended December 31,
Government Fund	2001	2000
In Dollars
Shares sold	$ 446,633	$ 382,165
Shares issued in reinvestment of dividends	220,258	245,355
Total shares issued	666,891	627,520
Shares redeemed	(675,488)	(907,962)
Net decrease	$ (8,597)	$ (280,442)
In Shares
Shares sold	43,981	39,983
Shares issued in reinvestment of dividends	21,648	25,569
Total shares issued	65,629	65,552
Shares redeemed	(66,545)	(94,604)
Net decrease	(916)	(29,052)
	Year Ended December 31,
Intermediate Income Fund	2001	2000
In Dollars
Shares sold	$2,807,437	$497,448
Shares issued in reinvestment of dividends	249,844	231,694
Total shares issued	3,057,281	729,142
Shares redeemed	(1,189,967)	(1,740,472)
Net increase (decrease)	$1,867,314	$(1,011,330)
In Shares
Shares sold	429,728	78,582
Shares issued in reinvestment of dividends	37,396	36,817
Total shares issued	467,124	115,399
Shares redeemed	(188,785)	(276,699)
Net increase (decrease)	278,339	(161,300)

Management Information

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Philip E. Blake 550 Science Drive Madison, WI 53711 Born 11/07/1944	Trustee	Indefinite Term since May 2001	Retired investor; formerly publisher of Madison’s Wisconsin State Journal newspaper.	All 14 Mosaic Funds	Madison Newspapers, Inc. of Madison, WI
James R. Imhoff, Jr. 550 Science Drive Madison, WI 53711 Born 5/20/1944	Trustee	Indefinite Term since July 1996	Chairman and CEO of First Weber Group, Inc. (residential real estate brokers) of Madison, WI.	All 14 Mosaic Funds	None
Lorence D. Wheeler 550 Science Drive Madison, WI 53711 Born 1/31/1938	Trustee	Indefinite Term since July 1996	Retired investor; formerly Pension Specialist for CUNA Mutual Group (insurance) and President of Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide).	All 14 Mosaic Funds	None

Interested Trustees*
Frank E. Burgess 550 Science Drive Madison, WI 53711 Born 8/04/1942	Trustee and Vice President	Indefinite Terms since July 1996	Founder, President and Director of Madison Investment Advisors, Inc.	All 14 Mosaic Funds	Capital Bank of Madison, WI
Katherine L. Frank 550 Science Drive Madison, WI 53711 Born 11/27/1960	Trustee and President	Indefinite Terms President since July 1996, Trustee since May 2001	Principal and Vice President of Madison Investment Advisors, Inc. and President of Madison Mosaic, LLC	All 14 Mosaic Funds	None

Officers*
Jay R. Sekelsky 550 Science Drive Madison, WI 53711 Born 9/14/1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 14 Mosaic Funds	None
Christopher Berberet 550 Science Drive Madison, WI 53711 Born 7/31/1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 14 Mosaic Funds	None
W. Richard Mason 8777 N. Gainey Center Drive, #220 Scottsdale, AZ 85258 Born 5/13/1960	Secretary and General Counsel	Indefinite Terms since November 1992	Principal of Mosaic Funds Distributor, LLC; General Counsel for Madison Investment Advisors, Madison Scottsdale, LC and Madison Mosaic, LLC	All 14 Mosaic Funds	None
Greg Hoppe 550 Science Drive Madison, WI 53711 Born 4/28/1969	Chief Financial Officer	Indefinite Term since August 1999	Vice President of Madison Mosaic, LLC; formerly CFO of Amcore Bank-South Central and auditor for McGladrey & Pullen accounting firm.	All 14 Mosaic Funds	None

*All interested Trustees and Officers of the Trust are employees and/or owners of Madison Investment Advisors, Inc. Since Madison Investment Advisors, Inc. serves as the investment advisor to the Trust, each of these individuals is considered an "interested person" of the Trust as the term is defined in the Investment Company Act of 1940.

The Statement of Additional Information contains more information about the Trustees and is available upon request. To request a free copy, call Mosaic Funds at 1-800-368-3195.

The Mosaic Family of Mutual Funds

Mosaic Equity Trust

  Mosaic Investors Fund
  Mosaic Balanced Fund
  Mosaic Mid-Cap Growth Fund
  Mosaic Foresight Fund

Mosaic Focus Fund

Mosaic Income Trust

  Mosaic Government Fund
  Mosaic Intermediate Income Fund
  Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust

  Mosaic Tax-Free Arizona Fund
  Mosaic Tax-Free Missouri Fund
  Mosaic Tax-Free Virginia Fund
  Mosaic Tax-Free National Fund
  Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by Mosaic Funds Distributor, LLC in any jurisdiction in which such offering may not be lawfully made.

Transfer Agent
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
888-670-3600

Shareholder Service
Toll-free nationwide: (888) 670 3600
Mosaic Tiles (24 hour automated information)
Toll-free nationwide: (800) 336 3063

Mosaic Funds
550 Science Drive
Madison, Wisconsin 53711
www.mosaicfunds.com

SEC File Number 811-3616

Mosaic Institutional Bond Fund

Annual Report

December 31, 2001

Contents

Letter to Shareholders	1
Management’s Discussion of Fund Performance
Period in Review	2
Fund Performance	2
Outlook	3
Comparison of Changes in the Value of a $10,000 Investment	4
Portfolio Composition	4
Quality Ratings	4
Independent Auditors’ Report	5
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Management Information	12

Letter to Shareholders

This past year we lived through national calamities and an economic recession. We endured times of great sadness and distress, yet we enter 2002 with great hopes and optimism for better times.

It is our goal, as the manager of your assets, to provide you with solid investment returns through all kinds of environments. We approach our investment decisions from a firm foundation and healthy mix of optimism and pessimism. Over the three decades of our firm’s operation, our intent has been to match what we believe is the goal of most investors: the best possible returns without taking on undue risk.

Over the past two years we’ve seen a major reversal in the long-running bull market in stocks, with many aggressive investors finding a new awareness of the meaning of risk. Investors who took a more cautious approach to stock investing, and who balanced their investments in the bond market, have witnessed quite different results.

In fact, we’ve had two of the best back-to-back years in bond returns since the Great Depression. This is reflected in the returns for investors in Institutional Bond, which returned an annualized 9.48% since the fund’s inception on May 1, 2000. The fund’s one-year return through December 31, 2001 was an excellent 9.47%.

We launched Institutional Bond Fund to allow investors with larger sums an opportunity to access our core bond management expertise at costs well below those of the average bond mutual fund. These lower expenses have played a part in the fund’s strong performance, but the returns also reflect the on-going success of our management team’s active approach to bond investing. An additional comfort for shareholders is the fund’s policy of maintaining 100% of assets in high-rated investment-grade bonds. Clearly this preference for quality has been a boost in a difficult economic period when less secure bond issuers have stumbled.

Although the last two banner years for bonds may not be matched in upcoming years, we do believe that most investors will always be well served with a fixed-income allocation. We thank you for your confidence in our investment approach and I personally encourage you to call anytime you have questions about your Mosaic investments.

Sincerely,
(signature)

Katherine Frank
President

Management’s Discussion of Fund Performance

Period in Review

The year 2001will be forever etched into our collective memories. Where we were, who we lost, and how we somehow managed to move forward after the tragic September events, will shape our country for years to come. While the economic and emotional impact of these events is still present as we look towards 2002, progress has been made and we remain optimistic about the year ahead. Only a year ago we referred to the “perfect storm” of high short-term rates, rising energy prices, and eroding equity values threatening to slow U.S. economic growth. As we stand today, these factors have largely been reversed and could help stimulate growth in 2002.

The Federal Reserve Board has continued to ease monetary policy, and short-term interest rates are at multi-decade lows. The
Fed has lowered the Fed Funds Rate 11 times from 6.50% on 1/1/01 to 1.75% at year-end, bringing the cumulative easing to
4.75% this year. The outlook for U.S. inflation is increasingly positive. Commodity prices, while showing signs of bottoming after recent rapid price erosion, will not rise sustainably until global demand rebounds. Labor costs are showing signs of finally slowing as the unemployment rate rises and layoffs grow. Declining inflation moderates the potential for sharp increases in both short and long-term interest rates next year. Layoffs and the unemployment rate lag the economic cycle and the worst may not yet be over.

We believe corporate credit quality is set to improve. Corporations have significantly improved their cost structure and could see a quick profit turnaround once the economy gets going. Capital expenditure budgets have been pared and share buyback programs reduced or eliminated to conserve precious cash. And 2001’s heavy issuance of corporate debt took advantage of low interest rates to reduce dependence on short term funding, leaving balance sheets more flexible and less prone to liquidity stress.

Right on cue with the typical 12-month lag from the beginning of Fed easing, there are early signs that the economy is on the mend. The combination of massive Fed easing, stimulative fiscal policy, and lower energy prices, sets the stage for recovery as the year 2002 progresses. These three factors should provide a major tailwind for the U.S. economy in the upcoming year.
Despite Congress’ inability to pass an economic stimulus bill in December, already enacted tax cuts and increases in government spending should provide a meaningful economic boost. And while the Christmas selling season appears to have been a dismal one for retailers, surveys of consumer attitudes going forward indicate that spending could make a comeback in
2002.

Fund Performance

Institutional Bond participated fully in the overall bond market rally during 2001, rising 9.47% for the year. This return compares favorably with its peers, as the Lipper Intermediate Investment Grade Index rose 8.22% for the year. The Fund also beat its benchmark index, the Lehman Intermediate Corporate/Government Index, which showed a 8.50% return for the year.

The outperformance for the year can be attributed to sector allocation and active management of particular issues. The Fund continued to favor corporate bonds over government issues, and agency bonds over Treasuries. Both corporates and agencies hit historically high spreads during the course of the year, convincing us to concentrate in these areas of the bond market. The year ended with 65.3% of the portfolio in investment-grade corporates.

The duration of the portfolio at year’s end was 3.3, somewhat lower than the Fund’s benchmark index. Over the past year, the Fed has lowered the Fed Funds Rate 11 times from 6.50% on 1/1/01 to 1.75% at year-end, bringing the cumulative easing to 4.75% this year. While we believe we are seeing the completion of the Fed’s aggressive easing, we continue to manage the portfolio with no expectations of an immediate rebound in interest rates. The outlook for U.S. inflation is increasingly positive. Commodity prices, while showing signs of bottoming after recent rapid price erosion, will not likely rise until global demand rebounds. Labor costs are showing signs of finally slowing as the unemployment rate rises and layoffs grow. Declining inflation moderates the potential for sharp increases in both short and long-term interest rates next year. Layoffs and the unemployment rate lag the economic cycle and the worst may not yet be over. As a result, the Fund will likely hold duration in its current range until more concrete signs of rate increases appear.

Outlook

Today’s mixed signals are typical of a U.S. economy transitioning from recession to early recovery. However, we do not expect the recovery to be strong--instead, a more gradual, bumpy climb from recession to moderate economic growth over the coming year. After two consecutive years of solid bond returns, the Fund is maintaining a slightly defensive posture at this early recovery stage. If the seeds of growth bloom more quickly than expected, we will look for an opportunity to further reduce maturities. In this environment, the outlook for corporate bonds is particularly bright as a return to economic growth fosters higher profits and better credit quality.

Independent Auditors’ Report

To the Board of Trustees and Shareholders of Mosaic Income Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mosaic Institutional Bond Fund (the “Fund”), a series of Mosaic Income Trust, as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from May 1, 2000 through December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mosaic Institutional Bond Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

(signature)

Chicago, Illinois
February 8, 2002

Portfolio of Investments

Credit Rating*			Principal Amount	Value
Moody’s	S&P
		DEBT INSTRUMENTS: 91.8% of net assets
		CORPORATE OBLIGATIONS: 65.3%
A1	A+	American Express, 6.75%, 6/23/04	125,000	$132,663
Aa1	AA-	Associates Corp NA, 5.75%, 11/1/03	220,000	229,359
Aa3	A	Bank One Corp, 7.625%, 8/1/05	150,000	162,217
Aa3	A+	BellSouth Corp., 6.00%, 10/15/11	230,000	229,627
A2	A	Cardinal Health Inc., 6.25%, 7/15/08	205,000	209,869
A2	A	Computer Sciences Corp., 7.5%, 8/8/05	185,000	198,412
Aa3	AA-	Credit Suisse FB, 6.125%, 11/15/11	175,000	171,118
A2	A	Ford Motor Credit Co., 6.875%, 2/1/06	200,000	200,500
A2	BBB+	General Motors Acceptance Corp., 5.75%, 11/10/03	220,000	224,125
A2	A	Household Finance Corp., 7.875%, 3/1/07	135,000	145,294
A1	AA-	International Lease Finance, 5.50%, 6/7/04	200,000	204,092
A3	A-	Kohls Corp., 6.7%, 2/1/06	190,000	201,638
A3	A	Lowes Companies, 8.25%, 6/1/10	175,000	197,969
A1	A+	MGIC Investment Corp., 7.5%, 10/15/05	150,000	161,364
Aa3	AA-	Merrill Lynch & Co., 5.35%, 6/15/04	220,000	226,002
Aa3	A	Bank of America, 7.50%, 9/15/06	200,000	216,054
Aa3	AA-	SBC Communication, 5.75%, 5/2/06	185,000	189,808
Aa3	AA	Texaco Capital Inc., 5.5%, 1/15/09	150,000	148,875
A2	A	Texas Instrument, 6.125%, 2/1/06	160,000	163,146
Aa3	A+	WPS Resources Corp., 7%, 11/1/09	100,000	105,834
Aa2	A+	Wells Fargo & Co., 6.625%, 7/15/04	160,000	169,870
A3	BBB+	Worldcom Inc., 7.75%, 4/1/07	230,000	242,825
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 26.5%
Aaa	AAA	Federal Home Loan Mortgage Corp., 6.25%, 7/15/04	560,000	595,000
Aaa	AAA	Federal National Mortgage Assn., 6.375%, 11/15/03	630,000	667,012
Aaa	AAA	Federal National Mortgage Assn., 7.125%, 2/15/05	10,000	10,927
Aaa	AAA	Federal National Mortgage Assn., 7.125%, 3/15/07	10,000	11,023
Aaa	AAA	Federal National Mortgage Assn., 6.375%, 6/15/09	370,000	390,661
		TOTAL DEBT INSTRUMENTS (cost $5,619,037)		$5,805,284
		REPURCHASE AGREEMENT: 6.7% of net assets
		Morgan Stanley Dean Witter and Company issued 12/31/01 at 1.4%, due 1/2/02, collateralized by $429,454 in United States Treasury Notes due 4/30/02. Proceeds at maturity are $421,033 (cost $421,000)		421,000
		TOTAL INVESTMENTS: 98.5% of net assets (cost $6,040,037)		$6,226,284
		CASH AND RECEIVABLES LESS LIABILITIES: 1.5% of net assets		98,339
		NET ASSETS: 100%		$6,324,623

*Unaudited

Statement of Assets and Liabilities

ASSETS
Investments, at value (Notes 1 and 2)
Investment securities*	$5,805,284
Repurchase agreements	421,000
Total investments	6,226,284
Cash	537
Receivables
Dividends and interest	94,402
Capital shares sold	3,400
Total assets	$6,324,623
NET ASSETS (Note 7)	$6,324,623
CAPITAL SHARES OUTSTANDING	600,340
NET ASSET VALUE PER SHARE	$000,10.54
*INVESTMENT SECURITIES, AT COST	$5,619,037

Statement of Operations

For the year ended December 31, 2001

INVESTMENT INCOME (Note 1)
Interest income	$(369,717
EXPENSES (Notes 3 and 5)
Investment advisory fees	18,084
Other expenses	9,042
Total expenses	27,126
NET INVESTMENT INCOME	$(342,591
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	134,203
Change in net unrealized appreciation (depreciation) of investments	55,786
Net realized and unrealized gain on investments	$(189,989
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(532,580

Statements of Changes in Net Assets

For the period indicated

	Year Ended December 31, 2001	Period May 1, 2000 (date of inception) Through December 31, 2000
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 342,591	$ 152,164
Net realized gain (loss) on investments	134,203	(82,236)
Change in net unrealized appreciation (depreciation) on investments 55,786	130,461
Total increase in net assets resulting from operations	532,580	200,389
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(342,591)	(152,164)
From net capital gains	(19,811)	(4,230)
Total distributions	(362,402)	(156,394)
CAPITAL SHARE TRANSACTIONS (Note 8)	626,740	5,483,710
TOTAL INCREASE IN NET ASSETS	$ 796,918	$5,527,705
NET ASSETS
Beginning of period	$5,527,705	$ --
End of period	$6,324,623	$5,527,705

Financial Highlights

Selected data for a share outstanding throughout each period indicated

	Year Ended December 31, 2001	Period May 1, 2000 (date of inception) Through December 31, 2000
Net asset value beginning of period	$10.22	$10.00
Investment operations:
Net investment income	0.60	0.39
Net realized and unrealized gain on investments	0.35	0.23
Total from investment operations	0.95	0.62
Less distributions:
From net investment income	(0.60)	(0.39)
From net capital gains	(0.03)	(0.01)
Total distributions	(0.63)	(0.40)
Net asset value, end of period	$10.54	$10.22
Total return (%)	9.47	6.24
Ratios and supplemental data
Net assets, end of period (thousands)	$6,325	$5,528
Ratio of expenses to average net assets (%)	0.45	0.45[1]
Ratio of net investment income to average net assets (%)	5.68	6.74[1]
Portfolio turnover (%)	.68	.36

1Annualized.

Notes to Financial Statements

For the year ended December 31, 2001

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment manage/ent company. The Trust currently offers three portfolios, each of which is a diversified mutual fund. This report contains information about one of these portfolios, the Mosaic Institutional Bond Fund (the “Fund”), which commenced operations May 1, 2000. Its objective is total return within the policy limitations of investing only in intermediate term securities rated at least “A” by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. The remaining two Trust portfolios present their financial information in a separate report.

Securities Valuation: Securities traded on a national securities exchange are valued at their closing sale price. Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which questions are readily available, are valued at the mean between their bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security. Other income is accrued as earned.

Distribution of Income and Gains: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend and distributed to shareholders quarterly. Capital gains distributions, if any, are declared and paid annually at year end. Additional distributions may be made if necessary.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

AICPA Audit and Accounting Guide: In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the “Guide”), was issued and is effective for fiscal years beginning after December 15, 2000. These accounting changes are expected to have no impact on the Fund.

2. Investments in Repurchase Agreements. When the Fund purchases securities under agreements to resell, the securities are held for safekeeping by the Fund’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping withthe Fund’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Fund, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., (“the Advisor”), earns an advisory fee equal to 0.30% per annum of the average net assets of the Fund. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001 were as follows:

	Purchases	Sales
U. S. Gov’t Securities	$1,905,146	$1,878,406
Other	$2,305,044	$1,932,829

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Fund to have all other necessary operational and support services for a fee based on a percentage (0.15%) of average net assets. These fees are accrued daily and paid monthly.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are as follows as of December 31, 2001:

Aggregate Cost	$6,040,037
Gross unrealized appreciation	196,755
Gross unrealized depreciation	(10,508)
Net unrealized appreciation	$ 186,247

7. Net Assets. At December 31, 2001, net assets include the following:

Net paid in capital on shares of beneficial interest	$6,110,450
Accumulated net realized gains	27,926
Net unrealized appreciation on investments	186,247
Total Net Assets	$6,324,623

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	Year Ended Dec. 31, 2001	Period From May 1, 2000 Through Dec. 31, 2000
In Dollars
Shares sold	$414,052	$5,327,319
Shares issued in reinvestment of dividends	362,402	156,391
Total shares issued	776,454	5,483,710
Shares redeemed	(149,714)	--
Net increase	$626,740	$5,483,710
In Shares
Shares sold	39,302	525,446
Shares issued in reinvestment of dividends	34,532	15,295
Total shares issued	73,834	540,741
Shares redeemed	(14,235)	--
Net increase	59,599	540,741

Management Information

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Philip E. Blake 550 Science Drive Madison, WI 53711 Born 11/07/1944	Trustee	Indefinite Term since May 2001	Retired investor; formerly publisher of Madison’s Wisconsin State Journal newspaper.	All 14 Mosaic Funds	Madison Newspapers, Inc. of Madison, WI
James R. Imhoff, Jr. 550 Science Drive Madison, WI 53711 Born 5/20/1944	Trustee	Indefinite Term since July 1996	Chairman and CEO of First Weber Group, Inc. (residential real estate brokers) of Madison, WI.	All 14 Mosaic Funds	None
Lorence D. Wheeler 550 Science Drive Madison, WI 53711 Born 1/31/1938	Trustee	Indefinite Term since July 1996	Retired investor; formerly Pension Specialist for CUNA Mutual Group (insurance) and President of Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide).	All 14 Mosaic Funds	None

Interested Trustees*
Frank E. Burgess 550 Science Drive Madison, WI 53711 Born 8/04/1942	Trustee and Vice President	Indefinite Terms since July 1996	Founder, President and Director of Madison Investment Advisors, Inc.	All 14 Mosaic Funds	Capital Bank of Madison, WI
Katherine L. Frank 550 Science Drive Madison, WI 53711 Born 11/27/1960	Trustee and President	Indefinite Terms President since July 1996, Trustee since May 2001	Principal and Vice President of Madison Investment Advisors, Inc. and President of Madison Mosaic, LLC	All 14 Mosaic Funds	None

Officers*
Jay R. Sekelsky 550 Science Drive Madison, WI 53711 Born 9/14/1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 14 Mosaic Funds	None
Christopher Berberet 550 Science Drive Madison, WI 53711 Born 7/31/1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 14 Mosaic Funds	None
W. Richard Mason 8777 N. Gainey Center Drive, #220 Scottsdale, AZ 85258 Born 5/13/1960	Secretary and General Counsel	Indefinite Terms since November 1992	Principal of Mosaic Funds Distributor, LLC; General Counsel for Madison Investment Advisors, Madison Scottsdale, LC and Madison Mosaic, LLC	All 14 Mosaic Funds	None
Greg Hoppe 550 Science Drive Madison, WI 53711 Born 4/28/1969	Chief Financial Officer	Indefinite Term since August 1999	Vice President of Madison Mosaic, LLC; formerly CFO of Amcore Bank-South Central and auditor for McGladrey & Pullen accounting firm.	All 14 Mosaic Funds	None

*All interested Trustees and Officers of the Trust are employees and/or owners of Madison Investment Advisors, Inc. Since Madison Investment Advisors, Inc. serves as the investment advisor to the Trust, each of these individuals is considered an "interested person" of the Trust as the term is defined in the Investment Company Act of 1940.

The Statement of Additional Information contains more information about the Trustees and is available upon request. To request a free copy, call Mosaic Funds at 1-800-368-3195.

The Mosaic Family of Mutual Funds

Mosaic Equity Trust

  Mosaic Investors Fund
  Mosaic Balanced Fund
  Mosaic Mid-Cap Growth Fund
  Mosaic Foresight Fund

Mosaic Focus Fund

Mosaic Income Trust

  Mosaic Government Fund
  Mosaic Intermediate Income Fund
  Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust

  Mosaic Tax-Free Arizona Fund
  Mosaic Tax-Free Missouri Fund
  Mosaic Tax-Free Virginia Fund
  Mosaic Tax-Free National Fund
  Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by Mosaic Funds Distributor, LLC in any jurisdiction in which such offering may not be lawfully made.

Transfer Agent
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
888-670-3600

Shareholder Service
Toll-free nationwide: (888) 670 3600
Mosaic Tiles (24 hour automated information)
Toll-free nationwide: (800) 336 3063

Mosaic Funds
550 Science Drive
Madison, Wisconsin 53711
www.mosaicfunds.com

SEC File Number 811-3616